Offerings	Aug. 05, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01531%
Offering Note	(1) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (and "Securities Act"), the registrant is deferring payments of all registration fees and will pay the registration fees subsequently in advance or and "pay-as-you-go" basis. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee rate in effect on the date of such fee payment. (2) An indeterminate aggregate offering price or number of securities of each identified class is being registered as may from time to time be offered at indeterminate prices.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Guarantee of Debt Securities
Fee Rate	0.01531%
Offering Note	(1) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (and "Securities Act"), the registrant is deferring payments of all registration fees and will pay the registration fees subsequently in advance or and "pay-as-you-go" basis. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee rate in effect on the date of such fee payment. (2) An indeterminate aggregate offering price or number of securities of each identified class is being registered as may from time to time be offered at indeterminate prices. (4) ONEOK Partners, L.P., ONEOK Partners Intermediate Limited Partnership, Magellan Midstream Partners, L.P., Elk Merger Sub II, L.L.C. and EnLink Midstream Partners, LP may fully and unconditionally guarantee the debt securities of ONEOK, Inc. No separate consideration will be paid in respect of any such guarantees. Pursuant to Rule 457(n) of the Securities Act of 1933, as amended, no separate fee is payable with respect to the guarantees of the debt securities.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock
Fee Rate	0.01531%
Offering Note	(1) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (and "Securities Act"), the registrant is deferring payments of all registration fees and will pay the registration fees subsequently in advance or and "pay-as-you-go" basis. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee rate in effect on the date of such fee payment. (2) An indeterminate aggregate offering price or number of securities of each identified class is being registered as may from time to time be offered at indeterminate prices.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Stock Purchase Contracts
Fee Rate	0.01531%
Offering Note	(1) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (and "Securities Act"), the registrant is deferring payments of all registration fees and will pay the registration fees subsequently in advance or and "pay-as-you-go" basis. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee rate in effect on the date of such fee payment. (2) An indeterminate aggregate offering price or number of securities of each identified class is being registered as may from time to time be offered at indeterminate prices.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Stock Purchase Contract Units
Fee Rate	0.01531%
Offering Note	(1) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (and "Securities Act"), the registrant is deferring payments of all registration fees and will pay the registration fees subsequently in advance or and "pay-as-you-go" basis. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee rate in effect on the date of such fee payment. (2) An indeterminate aggregate offering price or number of securities of each identified class is being registered as may from time to time be offered at indeterminate prices.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock
Fee Rate	0.01531%
Offering Note	(1) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (and "Securities Act"), the registrant is deferring payments of all registration fees and will pay the registration fees subsequently in advance or and "pay-as-you-go" basis. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee rate in effect on the date of such fee payment. (2) An indeterminate aggregate offering price or number of securities of each identified class is being registered as may from time to time be offered at indeterminate prices.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares
Fee Rate	0.01531%
Offering Note	(1) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (and "Securities Act"), the registrant is deferring payments of all registration fees and will pay the registration fees subsequently in advance or and "pay-as-you-go" basis. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee rate in effect on the date of such fee payment. (2) An indeterminate aggregate offering price or number of securities of each identified class is being registered as may from time to time be offered at indeterminate prices. (3) Each depositary share will be issued under a deposit agreement, will represent a fractional share of preferred stock and will be evidenced by a depositary receipt.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01531%
Offering Note	(1) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (and "Securities Act"), the registrant is deferring payments of all registration fees and will pay the registration fees subsequently in advance or and "pay-as-you-go" basis. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee rate in effect on the date of such fee payment. (2) An indeterminate aggregate offering price or number of securities of each identified class is being registered as may from time to time be offered at indeterminate prices.